Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2013
Financial Information Related to Segments

The Authority’s operations related to investments in unconsolidated affiliates and certain other corporate and management operations have not been identified as separate reportable segments, therefore, these operations are included in corporate and other in the following segment disclosures to reconcile to consolidated results.

	For the Fiscal Years Ended
	September 30, 2013	September 30, 2012	September 30, 2011
(in thousands)
Net revenues:
Mohegan Sun	$1,042,078	$1,084,017	$1,115,326
Mohegan Sun at Pocono Downs	296,648	314,999	303,053
Corporate and other	1,302	297	—

Total	$1,340,028	$1,399,313	$1,418,379
Income (loss) from operations:
Mohegan Sun	$212,680	$199,358	$223,777
Mohegan Sun at Pocono Downs	43,763	43,296	31,491
Corporate and other	(26,937)	(17,230)	(16,864)

Total	229,506	225,424	238,404
Accretion of discount to the relinquishment liability	(4,974)	(8,248)	(11,366)
Interest income	6,271	4,492	2,732
Interest expense, net of capitalized interest	(170,150)	(146,057)	(117,710)
Loss on early exchange of debt and write-off of debt issuance costs	(11,516)	(14,326)	—
Other expense, net	(1,595)	(44)	(217)

Net income	47,542	61,241	111,843
Loss attributable to non-controlling interests	2,784	2,019	2,134

Net income attributable to Mohegan Tribal Gaming Authority	$50,326	$63,260	$113,977

	For the Fiscal Years Ended
	September 30, 2013	September 30, 2012	September 30, 2011
Capital expenditures incurred:
Mohegan Sun	$27,652	$36,542	$41,325
Mohegan Sun at Pocono Downs	4,673	3,543	5,152
Corporate	33,728	3,557	—

Total	$66,053	$43,642	$46,477

	September 30, 2013	September 30, 2012
Total assets:
Mohegan Sun	$1,425,152	$1,484,369
Mohegan Sun at Pocono Downs	558,700	570,078
Corporate	152,298	181,699

Total	$2,136,150	$2,236,146